Significant accounting policies - Capitalized interest (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant accounting policies
Total interest expenses				¥ 6,501		¥ 9,469	¥ 6,130
Less: interest expenses capitalized						(1,532)	(4,649)
Interest expenses	¥ 1,927	$ 281	¥ 1,490	¥ 6,501	$ 943	¥ 7,937	¥ 1,481